Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 425,842	$ 413,041
Fair value of plan assets	393,857	364,229
Projected benefit obligation	507,612	489,140
Fair value of plan assets	458,497	417,994
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	71,089	198,463
Fair value of plan assets	18,793	139,368
Projected benefit obligation	71,089	198,463
Fair value of plan assets	$ 18,793	$ 139,368